Segment Reporting - Disclosure of Detailed Information About Segments by Geographical Area (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about segments by geographical area [line items]
Revenue	S/ 6,080,142	S/ 6,190,317	S/ 7,582,912
Non-current assets	4,775,724	4,717,976	3,699,629
Peru (member)
Disclosure of detailed information about segments by geographical area [line items]
Revenue	4,375,760	4,547,449	5,457,577
Non-current assets	4,164,342	3,995,453	3,230,288
Chile (member)
Disclosure of detailed information about segments by geographical area [line items]
Revenue	1,054,885	707,364	944,198
Non-current assets	407,152	446,998	320,094
Colombia (member)
Disclosure of detailed information about segments by geographical area [line items]
Revenue	285,897	570,203	778,333
Non-current assets	203,203	260,732	124,820
Panama [member]
Disclosure of detailed information about segments by geographical area [line items]
Revenue	361,450	346,065	206,137
Non-current assets			584
Guyana [member]
Disclosure of detailed information about segments by geographical area [line items]
Revenue		717	111,924
Non-current assets	878	862	8,800
Brasil [member]
Disclosure of detailed information about segments by geographical area [line items]
Revenue			39,253
Ecuador [member]
Disclosure of detailed information about segments by geographical area [line items]
Revenue		3,682
Non-current assets		888
Bolivia (member)
Disclosure of detailed information about segments by geographical area [line items]
Revenue	2,149	14,837	45,490
Non-current assets	S/ 149	S/ 13,043	S/ 15,043